Expense Example {- Fidelity Series Emerging Markets Debt Local Currency Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-02 - Fidelity Series Emerging Markets Debt Local Currency Fund - Fidelity Series Emerging Markets Debt Local Currency Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	6
10 years	$ 28